Net Financial Result - Schedule of Net Financial Result (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Net Financial Result [Abstract]
Interest income	€ 522,221	€ 848,243	€ 1,015,985	€ 1,754,148
Interest expenses	(323)	(2,056)	(766)	25
Interest on lease liabilities	(3,032)	(6,676)	(6,675)	(10,869)
Financial result	518,866	839,511	1,008,544	1,743,304
Foreign exchange income	1,892,850	1,754,243	3,121,858	3,803,826
Foreign exchange expense	(4,762,833)	(1,042,832)	(7,900,671)	(1,268,039)
Foreign exchange result	(2,869,983)	711,411	(4,778,812)	2,535,787
Result of expected credit loss adjustment on marketable securities				103,285
Result from the revaluation of pre-funded warrants at fair value	852,834		6,963,097
Other financial result	852,834		6,963,097	103,285
Net financial result	€ (1,498,284)	€ 1,550,922	€ 3,192,828	€ 4,382,376